Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Commissions	¥308,805	¥376,897	¥332,344
Fees from investment banking	103,222	108,681	149,603
Asset management and portfolio service fees	238,202	230,047	269,985
Other revenue	49,901	44,235	38,863

Total	¥700,130	¥759,860	¥790,795

Schedule Of Disaggregation Of Brokerage Commissions Revenue

Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units provided by the Wholesale and Retail divisions generated approximately equally across the divisions. The following table shows a breakdown of
Commissions
for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Brokerage commissions	¥196,491	¥262,286	¥236,353
Fund unit distribution fees	66,664	68,794	43,695
Other commissions	45,650	45,817	52,296

Total	¥308,805	¥376,897	¥332,344

Schedule Of Disaggregation Of Investment Banking Revenue	The following table shows the breakdown of
Fees from investment banking
for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Equity underwriting and distribution fees	¥13,958	¥30,647	¥33,113
Debt underwriting and distribution fees	25,546	23,120	29,812
Financial advisory fees	41,646	37,760	64,240
Other fees	22,072	17,154	22,438

Total	¥103,222	¥108,681	¥149,603

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Asset management fees	¥159,494	¥150,218	¥171,056
Administration fees	62,619	63,215	79,572
Custodial fees	16,089	16,614	19,357

Total	¥238,202	¥230,047	¥269,985

Customer contract receivables, customer contract assets and customer contract liabilities

The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount of contract assets as of March 31, 2021 and 2022 was not significant.

	Millions of yen
	March 31, 2021	March 31, 2022
Customer contract receivables	¥85,205	¥88,621
Contract liabilities (1)	3,497	3,834

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.